Taxes Payable - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of taxes payable [line items]
Taxes payable	R$ 229,176	R$ 286,014
ICMS [member]
Disclosure of taxes payable [line items]
Taxes payable	146,598	180,522
IPI [member]
Disclosure of taxes payable [line items]
Taxes payable	4,163	8,952
PIS and COFINS [member]
Disclosure of taxes payable [line items]
Taxes payable	13,667	13,187
ISS [member]
Disclosure of taxes payable [line items]
Taxes payable	45,533	38,328
Value-Added Tax (IVA) of foreign subsidiaries [member]
Disclosure of taxes payable [line items]
Taxes payable	0	27,322
Others [member]
Disclosure of taxes payable [line items]
Taxes payable	R$ 19,215	R$ 17,703